Revenue and Other Income - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income		$ 26.7	$ 8.6
Dividend per common share per month		$ 0.09
Dividend income		$ 3.3
Number of shares sold	9,139,784
Selling price per share	$ 10
Proceeds from share disposition	$ 91.4	91.4	0.0
Gain on sale of share disposition	$ 15.2
Road Use Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income		$ 6.7	$ 8.6